Shareholder Report	12 Months Ended	32 Months Ended
	May 31, 2024 USD ($) Holding	May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000229340
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Bond ETF
Trading Symbol	TBUX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Ultra Short-Term Bond ETF ("the fund") for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short-Term Bond ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to securitized sectors (residential mortgage-backed securities, asset-backed securities (ABS), and commercial mortgage-backed securities), overweight to investment-grade corporate bonds, and underweight to U.S. Treasuries aided relative performance versus its style-specific benchmark, the Bloomberg Short-Term Government/Corporate Index. Security selection among investment-grade corporate bonds also contributed.

  Positioning on the yield curve hindered relative performance. Specifically, an overweight to the two-year key rate detracted as the yield on the two-year U.S. Treasury note ended the period higher.

  The fund’s allocation to investment-grade corporate debt decreased over the reporting period but continued to represent the portfolio’s largest absolute and relative position. As corporate bond valuations tightened early in the period, we focused on additions in ABS, and our allocation to the ABS sector ended notably higher. Within the sector, the analyst team identified a variety of opportunities among automotive and industrial equipment securities.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly U.S. Treasury futures, contributed modestly to absolute performance.

Line Graph [Table Text Block]
	Ultra Short-Term Bond ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
9/28/21	$10,000	$10,000	$10,000
11/30/21	$9,970	$10,037	$9,998
2/28/22	$9,934	$9,686	$9,982
5/31/22	$9,869	$9,118	$9,982
8/31/22	$9,867	$8,935	$9,982
11/30/22	$9,901	$8,748	$10,024
2/28/23	$10,064	$8,745	$10,127
5/31/23	$10,181	$8,923	$10,244
8/31/23	$10,341	$8,828	$10,378
11/30/23	$10,510	$8,851	$10,527
2/29/24	$10,709	$9,036	$10,665
5/31/24	$10,867	$9,039	$10,803

Average Annual Return [Table Text Block]
	1 Year	Since Inception 9/28/21
Ultra Short-Term Bond ETF (Based on Net Asset Value)	6.74%	3.16%
Ultra Short-Term Bond ETF (At Market Price)	6.95%	3.21%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31%	- 3.71%
Bloomberg Short-Term Government/Corporate Index (Strategy Benchmark)	5.46%	2.93%

Performance Inception Date		Sep. 28, 2021
AssetsNet	$ 164,063,000	$ 164,063,000
Holdings Count | Holding	442	442
Advisory Fees Paid, Amount	$ 192,000
InvestmentCompanyPortfolioTurnover	76.40%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$164,063 Number of Portfolio Holdings442 Investment Advisory Fees Paid (000s)$192 Portfolio Turnover Rate76.4%
Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	0.4%
AAA Rated	29.6
AA Rated	5.2
A Rated	23.2
BBB Rated	39.5
Not Rated	1.1
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	2.6%
Santander Drive Auto Receivables Trust	2.0
Verus Securitization Trust	1.7
HPEFS Equipment Trust	1.5
Enterprise Fleet Financing	1.3
CarMax Auto Owner Trust	1.3
Conagra Brands	1.2
Targa Resources	1.2
Edison International	1.2
Octane Receivables Trust	1.0

Material Fund Change Name [Text Block]